Notes Payable and Warrant Liability	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
NOTES PAYABLE AND WARRANT LIABILITY

NOTE 10—NOTES PAYABLE AND WARRANT LIABILITY

Small Business Community Capital II, L.P.

On April 5, 2019, the Company, as borrower, and Holdco entered into a loan and security agreement with Small Business Community Capital II, L.P. (“SBCC”) for a term loan in the principal amount of $1,500,000, pursuant to which the Company issued to SBCC a term note in the principal amount of up to $1,500,000 and a ten-year warrant to purchase shares of the most senior capital stock of the Company equal to 5.0% of the outstanding equity securities of the Company on a fully-diluted basis for an aggregate price equal to $100. The Company classified the warrant as a derivative liability on the balance sheet of $2,250,000 based on the estimated value of the warrants in the IPO (see Note 16). The increase in the value of the warrant from the estimated value of $122,344 at March 31, 2020 resulted in a charge of $2,127,656. The warrant is subject to remeasurement at every reporting period, however, by agreement between the Company and SBCC the warrant will convert into shares of the Company immediately upon closing of the IPO, thus, no further valuation will be necessary.

The balance of the note amounts to $877,603 as of June 30, 2020, comprised of principal of $1,130,826, capitalized PIK interest of $27,476 and net of unamortized warrant feature of $158,321 and unamortized debt discount of $122,375.

As noted above, as of June 30, 2020, the Company was in technical, not payment default, on this loan and security agreement and classified such debt as a current liability.

Upon closing of the IPO on August 4, 2020, the Company repaid the term note in full and the loan and security agreement was terminated (see Note 16).

PPP Loan

On April 8, 2020, the Company received a $642,600 PPP loan from the SBA under provisions of the CARES Act. The PPP loan has a two-year term and bears interest at a rate of 1.0% per annum. Monthly principal and interest payments are deferred for six months after the date of disbursement. The PPP loan may be prepaid at any time prior to maturity with no prepayment penalties. The PPP loan contains events of default and other provisions customary for a loan of this type. The PPP provides that the loan may be partially or wholly forgiven if the funds are used for certain qualifying expenses as described in the CARES Act. The Company intends to use the proceeds from the PPP loan for qualifying expenses and to apply for forgiveness of the PPP loan in accordance with the terms of the CARES Act. The Company has classified $284,411 of the PPP loan as a current liability and $358,189 as a long-term liability pending classification of the final loan terms by the SBA.